Significant Accounting Policies - Impact of IFRS 16 on Group Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year	$ 386	$ 350	$ 535
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs	582	564	371
Cash flow from operations before contract acquisition costs	968	914	906
Cash flow from operations	907	860	849
Interest paid	(110)	(87)	(87)
Interest received	3	2	1
Tax paid on operating activities	(141)	(66)	(147)
Net cash from operating activities	653	709	616
Net cash from investing activities	(493)	(197)	(220)
Principal element of lease payments	(59)	(35)	(25)
Other cash flows from financing activities	127	(268)	153
Net cash from financing activities	(660)	51	(471)
Net movement in cash and cash equivalents in the year	(500)	563	(75)
Cash and cash equivalents at beginning of the year	600	58	117
Exchange rate effects	8	(21)	16
Cash and cash equivalents at end of the year	108	600	58
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		352	541
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs		502	308
Cash flow from operations before contract acquisition costs		854	849
Contract acquisition costs, net of repayments		(54)	(57)
Cash flow from operations		800	792
Interest paid		(70)	(69)
Interest received		2	1
Tax paid on operating activities		(66)	(147)
Net cash from operating activities		666	577
Landlord contribution to property, plant and equipment		8	14
Other cash flows from investing activities		(197)	(220)
Net cash from investing activities		(189)	(206)
Other cash flows from financing activities		86	(446)
Net cash from financing activities		86	(446)
Net movement in cash and cash equivalents in the year		563	(75)
Cash and cash equivalents at beginning of the year	600	58	117
Exchange rate effects		(21)	16
Cash and cash equivalents at end of the year		600	58
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		(2)	(6)
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs		62	63
Cash flow from operations before contract acquisition costs		60	57
Cash flow from operations		60	57
Interest paid		(17)	(18)
Net cash from operating activities		43	39
Landlord contribution to property, plant and equipment		(8)	(14)
Net cash from investing activities		(8)	(14)
Principal element of lease payments		(35)	(25)
Net cash from financing activities		(35)	(25)
Restated [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		350	535
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs		564	371
Cash flow from operations before contract acquisition costs		914	906
Contract acquisition costs, net of repayments		(54)	(57)
Cash flow from operations		860	849
Interest paid		(87)	(87)
Interest received		2	1
Tax paid on operating activities		(66)	(147)
Net cash from operating activities		709	616
Other cash flows from investing activities		(197)	(220)
Net cash from investing activities		(197)	(220)
Principal element of lease payments		(35)	(25)
Other cash flows from financing activities		86	(446)
Net cash from financing activities		51	(471)
Net movement in cash and cash equivalents in the year		563	(75)
Cash and cash equivalents at beginning of the year	$ 600	58	117
Exchange rate effects		(21)	16
Cash and cash equivalents at end of the year		$ 600	$ 58